Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Patents [Member]	Dec. 31, 2011 Patents [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Underwritten public offering	$ 15,000,000
Outstanding indebtedness	3,500,000
Outstanding indebtedness maturity date	Aug. 15, 2013
Deferred offering costs reclassified to additional paid-in capital	2,500,000
Offering costs discounted	733,250
Deferred cost expected to be refunded	120,000
Deferred offering cost	617,706
Anticipated financing cost	143,000
Income tax benefit	(663,900)	(663,900)
Accrued liability related to registration rights obligations associated with the issuance of Series B preferred stock and certain notes payable	300,000	541,000
Federal grant awarded			733,438
Goal of curing cancer			30 years
Fixed assets, estimated useful lives						5 years	7 years
Accumulated amortization of patents				41,000	24,000
Future amortization expense, year 2013				15,200
Future amortization expense, year 2014				15,200
Future amortization expense, year 2015				15,200
Future amortization expense, year 2016				15,200
Future amortization expense, year 2017				15,200
Future amortization expense, year 2018				15,200
Future amortization expense, year 2019				12,000
Future amortization expense, year 2020				5,500
Future amortization expense, year 2021				2,800
Accrued liability								$ 541,000	$ 150,000